Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 108,008,145.27
Previously Paid Amount
Total Fee Amount	14,915.92
Total Offset Amount
Net Fee	$ 14,915.92